Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue:
Charter Revenue	$ 2,850	$ 6,134	$ 54,378	$ 19,964	$ 19,964	$ 24,276
Lease Revenue	6,000	12,000	30,000	36,000	48,000	44,000
Total Revenue	8,850	18,134	84,378	55,964	67,964	68,276
Cost of Services	3,315	8,412	31,127	26,802	34,320	26,685
Gross Profit	5,535	9,722	53,251	29,162	33,644	41,591
Operating Expenses:
Amortization Expense	1,250	1,250	3,750	2,500	3,750	0
Depreciation Expense	3,475	6,711	17,375	20,134	26,845	23,969
General and Administrative	695,576	(7,311)	834,370	190,841	241,216	403,528
Professional Fees	104,776	49,302	266,350	96,482	134,425	101,016
Total Operating Expenses	805,077	49,952	1,121,845	309,957	406,236	528,513
Operating Loss	(799,542)	(40,230)	(1,068,594)	(280,795)	(372,592)	(486,922)
Other Income and Expenses:
Interest Income	0	521	0	551	550	5
Interest Expense	(312,357)	(19,496)	(662,019)	(55,897)	(75,453)	(58,647)
Loss on Asset Purchase					0	(771,009)
Gain on Debt Extinguishment	50,000	0	180,708	0
Gain on Spinoff of Subsidiary	78,284	0	78,284	0
Total Other Income and Expenses	(184,073)	(18,975)	(403,027)	(55,346)	(74,903)	(829,651)
Net Loss	$ (983,615)	$ (59,205)	$ (1,471,621)	$ (336,141)	$ (447,495)	$ (1,316,573)
Net Loss Per Share:
Basic	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Diluted	$ (0.01)	$ (0.00)	$ (0.01)	$ (0.00)	$ (0.00)	$ (0.01)
Weighted Average Shares Outstanding:
Basic	119,583,908	107,845,554	112,132,838	107,845,554	107,845,554	107,839,299
Diluted	119,583,908	107,845,554	112,132,838	107,845,554	107,845,554	107,839,299